Operating costs and other operating income (Tables)	12 Months Ended
Dec. 31, 2021
Income and expenses
Summary of research and development expenditure

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
Personnel costs	€(165,239)	€(161,509)	€(118,875)
Subcontracting	(251,085)	(301,841)	(255,725)
Disposables and lab fees and premises costs	(24,025)	(22,349)	(19,573)
Depreciation	(17,518)	(11,707)	(9,330)
Professional fees	(15,862)	(12,692)	(1,834)
Other operating expenses	(17,978)	(13,570)	(14,754)
Total R&D expenses	€(491,707)	€(523,667)	€(420,090)

Summary of R&D expenditure by program

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
Filgotinib program	€(171,204)	€(126,879)	€(100,032)
Ziritaxestat program	(26,725)	(55,902)	(75,951)
OA program on GLPG1972	(2,285)	(22,966)	(19,958)
Toledo program	(91,957)	(87,107)	(47,204)
TYK2 program on GLPG3667	(27,141)	(20,199)	(10,728)
AtD program on MOR106	(112)	(7,618)	(24,051)
Other programs	(172,284)	(202,996)	(142,166)
Total R&D expenses	€(491,707)	€(523,667)	€(420,090)

Summary of general and administrative expenses

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
Personnel costs	€(71,190)	€(70,110)	€(51,204)
Depreciation and impairment	(16,621)	(5,147)	(1,421)
Legal and professional fees	(26,072)	(25,592)	(11,568)
Other operating expenses	(27,016)	(17,908)	(8,190)
Total general and administrative expenses	€(140,899)	€(118,757)	€(72,382)

Summary of sales and marketing expenses

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
Personnel costs	€(59,102)	€(31,727)	€(7,558)
Depreciation	(504)	(140)	(61)
External outsourcing costs	(62,321)	(31,885)	(7,558)
Sales and marketing expenses recharged to/from (-) Gilead	59,699	4,711	(8,164)
Professional fees	(532)	(3,420)	(459)
Other operating expenses	(7,196)	(4,007)	(777)
Total sales and marketing expenses	€(69,956)	€(66,468)	€(24,577)

Schedule of other income

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
Grant income	€7,334	€5,452	€6,549
R&D incentives	44,888	45,951	43,923
Other income	1,526	804	425
Total other operating income	€53,749	€52,207	€50,896